Segment Information (Details)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Segment Information [Line Items]
Segment Reporting, Expense Information Used by CODM, Description	The Company’s Chief Executive Officer, who serves as the Chief Operating Decision Maker (“CODM”), does not evaluate the performance of segments using asset information. As such, the Company does not allocate assets to its reportable segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of Reportable Segments	3
Total assets	$ 159,859,828		$ 101,587,583
Sale of Console Game [Member]
Segment Information [Line Items]
Total assets	148,097,345		83,105,479
Capital expenditures	301,738
Hardware and Accessories [Member]
Segment Information [Line Items]
Total assets	8,291,436		15,553,582
Capital expenditures	6,515
Advertising Services [Member]
Segment Information [Line Items]
Total assets	723,908		938,881
Capital expenditures	2,984	$ 75,574
Other and Unallocated [Member]
Segment Information [Line Items]
Total assets	2,747,139		$ 1,989,641
Capital expenditures	$ 96,707	$ 1,107